                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06530

                     Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
 (Address of principal executive offices)                             (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                          COUPON   DEMAND
THOUSANDS                                                                                           RATE+    DATE*        VALUE
--------                                                                                           ------  --------  --------------
           CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (94.4%)
           ABAG Finance Authority for Nonprofit Corporations,
 $ 6,000      Elder Care Alliance of San Francisco Ser 2006 A                                       3.56%  04/09/07  $    6,000,000
   7,800      Episcopal Homes Foundation Ser 2000 COPs                                              3.52   04/09/07       7,800,000
   6,000      Eskaton Village-Roseville Ser 2006                                                    3.62   04/09/07       6,000,000
   8,690   Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)                     3.69   04/02/07       8,690,000
   2,600   Alameda-Contra Costa Schools Financing Authority, Ser M COPs                             3.52   04/09/07       2,600,000
   6,600   Alameda Public Financing Authority, Alameda Point 2003 Ser A                             3.55   04/09/07       6,600,000
   6,400   Anaheim, Ser 1993 COPs (Ambac)                                                           3.54   04/09/07       6,400,000
  13,905   Anaheim Public Financing Authority, Distribution System ROCs II-R Ser 6021 (MBIA)        3.68   04/09/07      13,905,000
   5,000   Beaumont Unified School District, School Facility Bridge Funding Ser 2006 COPs (FSA)     3.55   04/09/07       5,000,000
  20,800   Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)                                       3.64   04/09/07      20,800,000
   5,380   Butte-Glenn Community College District, Election of 2002 Ser B P-FLOATs PT-3042 (MBIA)   3.66   04/09/07       5,380,000
           California,
   4,000      Economic Recovery Ser 2004 A Floater-TRs Ser L27                                      3.67   04/09/07       4,000,000
  20,000      Economic Recovery Ser 2004 C-8                                                        3.55   04/02/07      20,000,000
  12,000      Economic Recovery Ser 2004 C-11                                                       3.58   04/09/07      12,000,000
  12,825      Economic Recovery Ser 2004 C-12 (XLCA)                                                3.55   04/09/07      12,825,000
   8,800      Economic Recovery Ser 2004 C-13 (XLCA)                                                3.55   04/09/07       8,800,000
  30,000      Economic Recovery Ser 2004 C-14 (XLCA)                                                3.55   04/09/07      30,000,000
  15,700      Economic Recovery Ser 2004 C-18 (XLCA)                                                3.53   04/09/07      15,700,000
           California,
  22,000      Municipal CRVS Ser 2007-1                                                             3.71   04/09/07      22,000,000
  10,155      Municipal Securities Trust Receipts Ser 2001-JPMC3 (MBIA)                             3.74   04/02/07      10,155,000
  11,085      Ser 2003 PUTTERs Ser 1460                                                             3.75   04/09/07      11,085,000
  19,800      Ser 2004 B-5                                                                          3.56   04/09/07      19,800,000
  10,000      Ser 2005 B Subser B-1                                                                 3.56   04/09/07      10,000,000
           California Department of Water Resources,
  10,000      Power Supply Ser 2002 C Subser C-16                                                   3.55   04/09/07      10,000,000
   6,000      Power Supply Ser 2002 C Subser C-18                                                   3.58   04/09/07       6,000,000
  39,000      Power Supply Ser 2005 F Subser F-3                                                    3.68   04/02/07      39,000,000
  28,300      Power Supply Ser 2005 F Subser F-4                                                    3.68   04/02/07      28,300,000
   2,700      Power Supply Ser 2005 G Subser G-10 (FGIC)                                            3.53   04/09/07       2,700,000
           California Educational Facilities Authority,
  37,000      California Institute of Technology Ser 1994 & 2006 Ser A                              3.55   04/09/07      37,000,000
   5,465      California Lutheran University Ser 2004 A                                             3.59   04/09/07       5,465,000
           California Health Facilities Financing Authority,
   4,700      Adventist Health System/West 1998 Ser A (MBIA)                                        3.68   04/02/07       4,700,000
  10,000      Catholic Healthcare West Ser 2004 K                                                   3.53   04/09/07      10,000,000
  14,125      Catholic Healthcare West Ser 2005 H                                                   3.56   04/09/07      14,125,000
  35,240      Kaiser Permanente Ser 2006 C                                                          3.60   04/09/07      35,240,000
  24,985      Northern California Presbyterian Homes & Services Ser 2004                            3.55   04/09/07      24,985,000
     900      Sisters of Charity of Leavenworth Health System Ser 2003                              3.55   04/09/07         900,000
           California Housing Finance Agency,
  10,300      Home Mortgage 2000 Ser U (MBIA) (AMT)                                                 3.65   04/09/07      10,300,000
  25,000      Home Mortgage 2003 Ser F (FSA) (AMT)                                                  3.66   04/09/07      25,000,000
           California Infrastructure & Economic Development Bank,
   6,700      Jewish Community Center of San Francisco Ser 2007 (FGIC)                              3.68   04/02/07       6,700,000
   5,750      Le Lycee Francais de Los Angeles Ser 2006                                             3.60   04/09/07       5,750,000
   5,890   California State University, Systemwide Ser 2005 A PUTTERs Ser 1320 (Ambac)              3.65   04/09/07       5,890,000
           California Statewide Communities Development Authority,
   5,000      American Baptist Homes of the West Ser 2006                                           3.53   04/09/07       5,000,000
   6,000      Chabad of California Ser 2004                                                         3.58   04/09/07       6,000,000
   9,250      Irvine Apartment Communities Ser W-2 (AMT)                                            3.58   04/09/07       9,250,000
  49,500      Kaiser Permanente Ser 2003 B &  Ser 2004  J & L                                       3.60   04/09/07      49,500,000
   8,200      Los Angeles County Museum of Art Ser 2004 C (FGIC)                                    3.54   04/09/07       8,200,000
   6,500      Mariners Pointe Apartments 2006 Ser A                                                 3.57   04/09/07       6,500,000
  10,140      Multifamily Housing Martin Luther Tower 2005 Ser D (AMT)                              3.64   04/09/07      10,140,000
  25,460      SWEEP Loan Program Ser 2007 A                                                         3.57   04/09/07      25,460,000
   4,890      The California Endowment Ser 2003 PUTTERs Ser 1425                                    3.65   04/09/07       4,890,000
  12,000      University of San Diego, Ser 2005                                                     3.60   04/09/07      12,000,000
  12,000      University Retirement Community at Davis Inc Ser 2003 (Radian)                        3.73   04/02/07      12,000,000
   4,200      YMCA of East Bay Ser 2006                                                             3.56   04/09/07       4,200,000
   8,710   California Transit Finance Authority, Ser 1997 (FSA)                                     3.50   04/09/07       8,710,000
   6,745   Cerritos Community College District, Ser 2005 P-FLOATs PT-2934 (Ambac)                   3.66   04/09/07       6,745,000
  10,650   Chino Basin Financing Authority, Inland Empire Utilities Agency Ser 2002 A  (Ambac)
              (DD)                                                                                  3.54   04/09/07      10,650,000
   5,500   Chino Redevelopment Agency, Tax Allocation CRVS Ser 2006-1009 (Ambac)                    3.65   04/09/07       5,500,000
   6,700   Corona-Norco Unified School District, Ser 2005 COPs                                      3.55   04/09/07       6,700,000
  20,585   East Bay Municipal Utility District, Wastewater Sub Ser 2003 B (XLCA)                    3.50   04/09/07      20,585,000
   2,995   East Side Union High School District, Santa Clara County Ser 2006 B MERLOTs Ser B 28
              (MBIA)                                                                                3.67   04/09/07       2,995,000
   5,510   Eastern Municipal Water District, Water & Sewer Ser 1993 B COPs (FGIC)                   3.55   04/09/07       5,510,000
   6,190   El Rancho Unified School District, Ser 2003 A PUTTERs Ser 807T (FGIC)                    3.65   04/09/07       6,190,000
  16,700   Fremont, Creekside Village Multifamily Ser 1985 D                                        3.55   04/09/07      16,700,000

           Fresno,
   7,345      Multifamily Housing Heron Pointe Apartments 2001 Ser A                                3.54   04/09/07       7,345,000
  20,800      Sewer System Sublien Ser 2000 A (FGIC)                                                3.55   04/09/07      20,800,000
  10,800   Glendale Financing Authority, 2000 Police Building COPs                                  3.54   04/09/07      10,800,000
   5,000   Golden State Tobacco Securitization Corporation, Ser 2005 A ROCs II-R Ser 565 (FGIC)     3.68   04/09/07       5,000,000
   2,400   Grant Joint Union High School District, School Facility Bridge Funding Ser 2005 COPs
              (FSA)                                                                                 3.55   04/09/07       2,400,000
   2,490   Greenfield Redevelopment Agency, Tax Allocation Ser 2006 PUTTERs Ser 1595 (Ambac)        3.65   04/09/07       2,490,000
   6,205   Hacienda-La Puenta Unified School District, 2000 Ser B P-FLOATs PT-1988 (FSA)            3.66   04/09/07       6,205,000
   4,500   Hemet Unified School District, Ser 2006 COPs (Ambac)                                     3.58   04/09/07       4,500,000
   6,600   Hillsborough, Water & Sewer System Ser 2006 A COPs                                       3.55   04/09/07       6,600,000
  12,180   Lancaster Redevelopment Agency, Multifamily Sunset Projects Sub Ser 2003 B
              Floater-TRs Ser 2003 F 12J                                                            3.69   04/09/07      12,180,000
           Los Angeles,
  11,000      Multifamily Fountain Park Ser 1999 P (AMT)                                            3.63   04/09/07      11,000,000
  11,005      Wastewater System Ser 2001 A (FGIC)                                                   3.55   04/09/07      11,005,000
  21,395      Wastewater System Ser 2001 B (FGIC)                                                   3.50   04/09/07      21,395,000
   5,720      Wastewater System Ser 2006 A (XLCA)                                                   3.49   04/09/07       5,720,000
  22,700   Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002                     3.54   04/09/07      22,700,000
           Los Angeles County Housing Authority,
  16,395      Multifamily 2004 Ser A                                                                3.60   04/09/07      16,395,000
  10,550      Multifamily Malibu Meadows 1998 Ser B                                                 3.57   04/09/07      10,550,000
   6,000   Los Angeles County Metropolitan Transportation Authority,
              Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)                                3.69   04/09/07       6,000,000
   9,000   Los Angeles Department of Airports, Los Angeles International Airport Sub Ser 2002 C-1   3.55   04/09/07       9,000,000
           Los Angeles Department of Water & Power,
  17,100      Power System 2001 Ser B Subser B-1                                                    3.55   04/09/07      17,100,000
  17,000      Power System 2001 Ser B Subser B-5                                                    3.54   04/09/07      17,000,000
   8,000      Water System 2001 Ser B Subser B-1                                                    3.54   04/09/07       8,000,000
           Los Angeles Unified School District,
   6,000      MERLOTs Ser 2007 C20 (FGIC)                                                           3.67   04/09/07       6,000,000
  10,910      P-FLOATs PT-1855 (FSA)                                                                3.66   04/09/07      10,910,000
  23,000      Ser 2007 A-1 I-PUTTERs Ser 1711P (FSA)                                                3.75   04/09/07      23,000,000
  10,000   Menlo Park Community Development Agency, Las Pulgas Community Development
              Tax Allocation Ser 2006 (Ambac)                                                       3.69   04/02/07      10,000,000
           Metropolitan Water District of Southern California,
   8,200      Water 1999 Ser B                                                                      3.50   04/09/07       8,200,000
   8,000      Water 1999 Ser C                                                                      3.55   04/09/07       8,000,000
  39,900      Water 2000 Ser B-2                                                                    3.55   04/09/07      39,900,000
   6,900      Waterworks 1996 Ser A (Ambac)                                                         3.52   04/09/07       6,900,000
  11,850      Waterworks 2002 Ser A                                                                 3.54   04/09/07      11,850,000
   5,680   Moorpark Unified School District, Refg Ser 2005 P-FLOATs PT-2738 (FSA)                   3.66   04/09/07       5,680,000
  13,300   Mountain View, Villa Mariposa Multifamily 1985 Ser A                                     3.60   04/09/07      13,300,000
  12,410   Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)                   3.55   04/09/07      12,410,000
  21,960   Northern California Transmission Agency, California-Oregon Transmission Refg 2002
              Ser A (FSA)                                                                           3.55   04/09/07      21,960,000
  35,100   Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2            3.53   04/09/07      35,100,000
  16,000   Oakland Joint Powers Financing Authority, Fruitvale Transit Village Ser 2001 A           3.56   04/09/07      16,000,000
  14,900   Orange County, Park Place Apartments 1989 Issue A (AMT)                                  3.63   04/09/07      14,900,000
   9,130   Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I                      3.55   04/09/07       9,130,000
   5,000   Paramount Unified School District, School Facility Bridge Funding Ser 2001 COPs (FSA)    3.55   04/09/07       5,000,000
  12,000   Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)                             3.55   04/09/07      12,000,000
   4,000   Pittsburg Redevelopment Agency, Los Medanos Community Development Sub 2004 Ser A
              (Ambac)                                                                               3.69   04/02/07       4,000,000
           Pleasanton,
   6,000      Assisted Living Facility Ser 2005                                                     3.58   04/09/07       6,000,000
  10,850      Greenbriar Bernal Apartments Ser 2001 A (AMT)                                         3.64   04/09/07      10,850,000
   9,500   Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                          3.55   04/09/07       9,500,000
   3,800   Poway Unified School District, Ser 2004 COPs (FSA)                                       3.55   04/09/07       3,800,000
  17,500   Rancho Water District Financing Authority, Ser 2001 B (FGIC)                             3.55   04/09/07      17,500,000
  13,665   Rescue Union School District, Ser 2001 COPs (FSA)                                        3.61   04/09/07      13,665,000
           Riverside County,
  16,400      1985 Ser A COPs                                                                       3.55   04/09/07      16,400,000
   9,580      2005 Ser A & B COPs P-FLOATs PT-2704 (FGIC)                                           3.66   04/09/07       9,580,000
   4,380   Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)                       3.66   04/09/07       4,380,000
   5,283   Sacramento City Financing Authority, Tax Allocation Merged Downtown & Oak Park
              Ser 2005 A TOCs Ser 2006 Z-3 (FGIC)                                                   3.71   04/09/07       5,283,000
   1,000   Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2                      3.55   04/09/07       1,000,000
   8,000   San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A      3.56   04/09/07       8,000,000
   9,350   San Diego County, Ser 2004 COPs                                                          3.56   04/09/07       9,350,000
   6,630   San Diego Unified Port District, 2004 Ser B P-FLOATs PT-2409 (MBIA)                      3.66   04/09/07       6,630,000
   1,730   San Diego Unified School District, 1998 Ser E-1 ROCs II-R Ser 1067 (MBIA)                3.68   04/09/07       1,730,000
   8,920   San Francisco City & County Finance Corporation, Moscone Center Ser 2004 P-FLOATs
              PT-2249 (Ambac)                                                                       3.66   04/09/07       8,920,000
   1,995   San Francisco City & County Public Utilities Commission, Water Ser 2006 A ROCs II-R
              Ser 6085 (FSA)                                                                        3.68   04/09/07       1,995,000
           San Francisco City & County Redevelopment Agency,
  21,000      Bayside Village Multifamily Ser 1985 A                                                3.56   04/09/07      21,000,000
  13,400      Multifamily Mercy Terrace Ser 2005 A                                                  3.57   04/09/07      13,400,000
   3,432   San Joaquin Hills Transportation Corridor Agency, Toll Road Ser 1997 A Floaters
              Ser 2006-90TPZ (MBIA) & Ser 2006-91 TPZ (MBIA)                                        3.68   04/09/07       3,432,000
   4,850   San Jose Redevelopment Agency, Merged Area 1996 Ser A                                    3.52   04/09/07       4,850,000
  11,830   San Jose-Santa Clara Clean Water Financing Authority, Sewer Ser 2005 B (FSA)             3.52   04/09/07      11,830,000

  11,220   San Leandro, Multifamily Carlton Plaza Ser 1997 A (AMT)                                  3.66   04/09/07      11,220,000
   7,605   San Marcos Public Facilities Authority, Tax Increment Pass-Through
              Ser 2006 A ROCs II-R Ser 514 (Ambac)                                                  3.68   04/09/07       7,605,000
  12,000   San Pablo Redevelopment Agency, Tenth Township Redevelopment Sub Ser 2006 (Ambac)        3.69   04/02/07      12,000,000
           Santa Clara,
   3,200      Electric Ser 1985 C (Ambac)                                                           3.55   04/09/07       3,200,000
  12,400      Multifamily Briarwood Apartments Ser 1996 B                                           3.57   04/09/07      12,400,000
   7,200      Multifamily The Grove Garden Apartments Ser 1997 A                                    3.57   04/09/07       7,200,000
   7,300   Santa Clara County-El Camino Hospital District Hospital Facilities Authority,
              Valley Medical Center 1985 Ser A                                                      3.55   04/09/07       7,300,000
  15,800   Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B (Ambac)                3.55   04/09/07      15,800,000
   2,200   Snowline Joint Unified School District, Ser 2005 COPs (FSA)                              3.55   04/09/07       2,200,000
           Southern California Public Power Authority,
  45,750      Transmission 1991 Refg Ser (Ambac) (DD)                                               3.55   04/09/07      45,750,000
  18,900      Transmission Refg Ser 2001 A (FSA)                                                    3.55   04/09/07      18,900,000
   5,000   Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992      3.62   04/09/07       5,000,000
   4,050   Turlock Irrigation District, Ser 1988 A                                                  3.55   04/09/07       4,050,000
  10,000   University of California Regents, Medical Center Pooled Ser 2007 B-1                     3.70   04/02/07      10,000,000
   9,400   Vallejo Housing Authority, Multifamily Housing Crow-Western Phase II Ser 1985 C          3.58   04/09/07       9,400,000
   1,090   Ventura County, 2003 COPs PUTTERs Ser 474 (FSA)                                          3.65   04/09/07       1,090,000
  49,050   Vernon Natural Gas Financing Authority, Vernon Gas Ser 2006 B & C (MBIA)                 3.55   04/09/07      49,050,000
   5,260   WaterReuse Finance Authority, Ser 1998 (FSA)                                             3.50   04/09/07       5,260,000
  16,000   Whittier, Whittier College Ser 2004 (Radian)                                             3.62   04/09/07      16,000,000
   1,990   Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R Ser 2130 (MBIA)      3.68   04/09/07       1,990,000
                                                                                                                     --------------
           TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
           (Cost $1,723,955,000)                                                                                      1,723,955,000
                                                                                                                     --------------

                                                                                                      YIELD TO
                                                                                                      MATURITY
                                                                                  COUPON   MATURITY  ON DATE OF
                                                                                   RATE      DATE     PURCHASE
                                                                                  ------  ---------  ----------
        CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (2.7%)
 8,000  Chino Basin Financing Authority, Inland Empire Utilities Agency Ser 2006   3.55    05/03/07     3.55          8,000,000
10,000  East Bay Municipal Utility District, Water Ser 1998                        3.58    05/21/07     3.58         10,000,000
 7,200  Riverside County, Teeter Obligation 2005 Ser B-1                           3.54    05/09/07     3.54          7,200,000
        San Diego County Water Authority,
14,500     Ser 1                                                                   3.54    05/10/07     3.54         14,500,000
 5,000     Ser 1                                                                   3.58    05/10/07     3.58          5,000,000
 5,000     Ser 3                                                                   3.58    05/14/07     3.58          5,000,000
                                                                                                                 --------------
        TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER  (Cost $49,700,000)                                             49,700,000
                                                                                                                 --------------
        CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES AND BONDS (3.7%)
17,200  California, Ser 2006-2007 RANs, dtd 10/03/06                               4.50    06/29/07     3.45         17,243,181
32,000  Bay Area Infrastructure Financing Authority, State Payment
            Acceleration Notes Ser 2006, dtd 12/14/06                              4.00    08/01/07     3.42         32,060,751
12,000  California School Cash Reserve Program Authority, 2006-2007 Ser A TRANs,
           dtd 07/06/06                                                            4.50    07/06/07     3.56         12,025,950
 6,590  Saddleback Valley Unified School District, Ser 2007 A, dtd 02/06/07        4.25    08/01/07     3.49          6,606,672
                                                                                                                 --------------
        TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES AND
           BONDS(Cost $67,936,554)                                                                                   50,693,373
                                                                                                                 --------------
        TOTAL INVESTMENTS (Cost $1,841,591,554) (a) (b)                                                100.8%     1,824,348,373
        LIABILITIES IN EXCESS OF OTHER ASSETS                                                           (0.8)       (14,397,125)
                                                                                                       -----     --------------
        NET ASSETS                                                                                     100.0%    $1,809,951,248
                                                                                                       =====     ==============

----------
AMT           Alternative Minimum Tax.
COPs          Certificates of Participation.
CRVS          Custodial Residual & Variable Securities.
DD            This security has been purchased on a delayed delivery basis.
Floater-TRs   Floating Rate Trust Receipts.
MERLOTs       Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs      Puttable Floating Option Tax-Exempt Receipts.
PUTTERs       Puttable Tax-Exempt Receipts.
RANs          Revenue Anticipation Notes.
ROCs          Reset Option Certificates.
TOCs          Tender Option Certificates.
TRANs         Tax and Revenue Anticipation Notes.

+    Rate shown is the rate in effect at March 31, 2007.

*    Date on which the principal amount can be recovered through demand.

(a) Securities have been designated as collateral in an amount equal to $10,677,521 in connection with the purchase of a delayed delivery security.

(b)  Cost is the same for federal income tax purposes.

Bond Insurance:

Ambac         Ambac Assurance Corporation.
FGIC          Financial Guaranty Insurance Company.
FSA           Financial Security Assurance Inc.
MBIA          Municipal Bond Investors Assurance Corporation.
Radian        Radian Asset Assurance Inc.
XLCA          XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 22, 2007


                                        3